INTANGIBLE ASSETS - Future amortization (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
INTANGIBLE ASSETS
2026	¥ 3,468	$ 496
2027	3,468	496
2028	3,468	496
2029	3,468	496
2030	¥ 1,929	$ 275